Income taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes
23. Income taxes
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2024		2025		2026		2026
	(In millions)
Current tax expense	Rs.	140,308.9	Rs.	199,251.5	Rs.	246,142.4	US$	2,623.3
Deferred tax expense/ (benefit)		(57,133.2)		(15,613.6)		(24,426.2)		(260.3)
Interest on income tax refund		(5,348.6)		(8,623.0)		(9,784.7)		(104.3)

Income tax expense	Rs.	77,827.1	Rs.	175,014.9	Rs.	211,931.5	US$	2,258.7

Income tax (expense)/ benefit recorded in the
other comprehensive income
was Rs.

(17,828.6
) million, Rs.
(41,283.1
) million and Rs.
54,133.2
million (US$
577.0
)
million and in additional paid-in capital was Rs. nil, Rs. nil and Rs. (10,259.4)

million for the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026, respectively.
Income before income tax expense, income tax expense and income taxes paid are substantially all from India.

A reconciliation of taxes at the Indian statutory income tax rate, the income tax rate of the Bank’s country of domicile, to income tax expense as reported is as follows:

	Fiscal year ended March 31,
	2024			2025			2026		2026
				(In millions)
Income before income tax expense	Rs.	705,459.0		Rs.	861,546.2		Rs.	939,027.9	US$	10,007.6
Expected i ncome tax e xpense		177,549.9	25.17%		216,833.8	25.17%		236,334.5		2,518.8	25.17%
Adjustments to reconcile expected income tax to actual tax expense
Foreign tax effects		(77.3)	(0.01)%		(51.2)	(0.01)%		(639.2)		(6.8)	(0.07)%
Cross border tax laws		104.1	0.01%		165.3	0.02%		1,676.9		17.9	0.18%
Tax credit		(26.8)	0.00%		(114.1)	(0.01)%		(1,037.7)		(11.1)	(0.11)%
Interest on income tax refund, net of income tax effect		(4,125.0)	(0.58)%		(6,452.8)	(0.75)%		(7,322.5)		(78.0)	(0.78)%
Deficiencies/ (excess deductions) on Stock-based compensation		(10,645.6)	(1.51)%		1,427.1	0.17%		(1,931.5)		(20.6)	(0.21)%
Income subject to rates other than the statutory income tax rate		(1,262.0)	(0.18)%		(910.8)	(0.11)%		(4,503.5)		(48.0)	(0.48)%
Changes in tax laws or rates enacted in the current period		—	0.00%		(11,503.2)	(1.34)%		—		—	0.00%
Special reserve deduction		(5,143.2)	(0.73)%		(8,053.7)	(0.93)%		(7,550.4)		(80.5)	(0.80)%
Changes in unrecognized tax benefits of earlier years		(80,874.4)	(11.46)%		(16,515.6)	(1.92)%		(726.1)		(7.7)	(0.08)%
Other, net		2,327.4	0.32%		190.1	0.02%		(2,369.0)		(25.3)	(0.25)%

Income tax expense	Rs.	77,827.1	11.03%	Rs.	175,014.9	20.31%	Rs.	211,931.5	US$	2,258.7	22.57%

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for credit losses	Rs.	69,769.8		Rs. 74,369.3	US$	792.6
Investments		235.4		31,891.6		339.9
Lease liabilities		37,099.8		41,612.1		443.5
Undistributed policyholders earnings account		32,960.6		40,288.6		429.4
Accrued expenses and other liabilities - Employee benefits		4,062.2		5,278.9		56.3
Borrowings		10,468.3		3,292.5		35.1
Stock-based compensation		19,009.0		17,824.2		190.0
Others (*)		734.9		17,767.9		189.2

Deferred tax asset		174,340.0		232,325.1		2,476.0

Taxable temporary differences:
ROU asset		37,087.5		41,563.7		443.0
Property and equipment		5,795.7		6,083.3		64.8
Loans		9,992.1		10,553.1		112.5
Intangible assets		306,920.5		301,714.5		3,215.5
Investments		92,614.8		32,347.7		344.7
Liabilities on policies in force		26,315.8		67,929.9		724.0
Others (**)		9,438.9		4,023.7		42.9

Deferred tax liability		488,165.3		464,215.9		4,947.4

Net deferred tax asset/ (liability)	Rs.	(313,825.3)	Rs.	(231,890.8)	US$	(2,471.4)

(*)	Others in current year include deferred taxes on outside basis differences related to investments in affiliates amounting to R s 16,453.9 million
(**)	On the sale of the Bank’s stake in HDBFSL, the deferred tax liability amounting to Rs. 3,375 million recognized in the previous year has been reversed in the fiscal 2026.

Management believes that the realization of the recognized deferred tax assets is more likely than not and the realization is based on a combination of reversing taxable temporary differences and expectations as to future income before income tax expense.
The total unrecognized tax benefit as of March 31, 2025 and March 31, 2026 is Rs. 6,717.3 million and Rs. 6,203.7 million (US$ 66.1 million), respectively. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the taxing authorities) are pending from fiscal year 2019 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2024		2025		2026		2026
	(In millions)
Opening balance	Rs.	48,792.1	Rs.	22,042.3	Rs.	6,717.3	US$	71.5
Increase related to acquisition of eHDFC		52,980.5		—		—		—
Decrease related to prior year tax positions		(80,874.4)		(16,515.6)		(726.1)		(7.7)
Increase related to current year tax positions		1,144.1		1,190.6		212.5		2.3

Closing balance	Rs.	22,042.3	Rs.	6,717.3	Rs.	6,203.7	US$	66.1

The
 Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs.
6,717.3
 million and Rs.
6,203.7
 million (US$
66.1
)
million as of March 31, 2025 and March 31, 2026, respectively, and thereby would affect the Bank’s effective tax rate. All of the Bank’s unrecognized tax benefits are presented as unrecognized refund claims.